Antonio Aliberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aaliberti@nyse.com

RECD S.E.C.
OCT 17 2007
1086

07073960

October 17, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33747

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Metavante Holding Company (Name to be changed to Metavante Technologies, Inc.), Common Stock, $0.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 16, 2007. Tentative listing date – On or about October 29, 2007.

Sincerely,

[signature]

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

END